UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             2/14/07
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  14
Form 13F Information Table Value Total:  $2,781,820
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners II, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    203,503    5,766,600  SH                DEFINED        1        5,766,600
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108     22,751      644,700  SH                DEFINED        2          644,700
------------------------------------------------------------------------------------------------------------------------------------
CABOT CORP.           COM     127055101    376,820    8,648,600  SH                DEFINED        1        8,648,600
------------------------------------------------------------------------------------------------------------------------------------
CABOT CORP.           COM     127055101     18,108      415,600  SH                DEFINED        2          415,600
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL         COM     228227104    866,534   26,827,663  SH                DEFINED        1       26,827,663
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL         COM     228227104     62,898    1,947,300  SH                DEFINED        2        1,947,300
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO.                   CL A    512815101    567,016    8,671,300  SH                DEFINED        1        8,671,300
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO.                   CL A    512815101     27,891      426,530  SH                DEFINED        2          426,530
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL A    530555101    248,560    8,526,922  SH                DEFINED        1        8,526,922
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL A    530555101     16,135      553,519  SH                DEFINED        2          553,519
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL C    530555309    323,070   11,538,199  SH                DEFINED        1       11,538,199
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL C    530555309     16,428      586,709  SH                DEFINED        2          586,709
------------------------------------------------------------------------------------------------------------------------------------
PROQUEST COMPANY      COM     74346P102     28,633    2,740,000  SH                DEFINED        1        2,740,000
------------------------------------------------------------------------------------------------------------------------------------
PROQUEST COMPANY      COM     74346P102      3,475      332,500  SH                DEFINED        2          332,500
------------------------------------------------------------------------------------------------------------------------------------